UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2010

Item 1. Reports to Stockholders

Fidelity®
Select Portfolios®

Money Market Portfolio

Semiannual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Investment Changes	<Click Here>
Investments	<Click Here>
Financial Statements	<Click Here>
Notes to Financial Statements	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Actual	.30%	$ 1,000.00	$ 1,000.60	$ 1.51
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.69	$ 1.53

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 8/31/10	% of fund's investments 2/28/10	% of fund's investments 8/31/09
0 - 30	59.8	50.0	33.1
31 - 90	26.0	29.2	41.9
91 - 180	12.8	14.1	14.6
181 - 397	1.4	6.7	10.4
Weighted Average Maturity
	8/31/10	2/28/10	8/31/09
Money Market Portfolio	41 Days	58 Days	71 Days
All Taxable Money Market Funds Average*	43 Days	48 Days	52 Days

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. WAM for money market funds can be used as a measure of sensitivity to interest rate changes. Generally, the longer the maturity, the greater the sensitivity. WAM for money market funds is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening devices such as demand features and interest rate resets.

Weighted Average Life
	8/31/10	2/28/10	8/31/09
Money Market Portfolio	75 Days	n/a**	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
Corporate Bonds 0.7%	Corporate Bonds 0.8%
Commercial Paper 16.5%	Commercial Paper 13.6%
Bank CDs, BAs, TDs, and Notes 58.0%	Bank CDs, BAs, TDs, and Notes 56.6%
Government Securities † 6.6%	Government Securities † 15.9%
Repurchase Agreements 20.8%	Repurchase Agreements 14.6%
Other Investments 0.0%	Other Investments 0.2%
Net Other Assets*** (2.6)%	Net Other Assets*** (1.7)%

* Source: iMoneyNet, Inc.

** Information not available

† Includes FDIC Guaranteed Corporate Securities and/or Federal Financing Bank Supported Student Loan Short-Term Notes

*** Net Other Assets are not included in the pie chart

Semiannual Report

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.7%
Due Date	Yield (a)	Principal Amount	Value
Florida Timber Finance III LLC
9/7/10	0.29% (e)	$ 40,000,000	$ 40,000,000
LP Pinewood SPV LLC
9/7/10	0.29 (e)	10,000,000	10,000,000
TOTAL CORPORATE BONDS			50,000,000
Certificates of Deposit - 49.9%

London Branch, Eurodollar, Foreign Banks - 17.2%
Bank of Montreal
9/7/10 to 10/12/10	0.42 to 0.50	34,000,000	34,000,082
Commerzbank AG
11/16/10 to 11/29/10	0.46 to 0.50	116,000,000	116,002,695
Commonwealth Bank of Australia
9/24/10	0.50	12,000,000	12,000,000
Credit Agricole SA
9/1/10 to 1/4/11	0.36 to 0.60 (e)	193,000,000	193,000,000
Credit Industriel et Commercial
9/1/10 to 12/1/10	0.42 to 0.60	211,000,000	211,000,000
Danske Bank AS
9/1/10 to 9/13/10	0.43 to 0.58	75,000,000	75,000,000
HSBC Bank PLC
11/22/10 to 12/21/10	0.58 to 0.72	62,000,000	62,000,000
HSBC Bank PLC London Branch
9/7/10 to 8/29/11	0.50 to 0.70	23,000,000	23,000,000
ING Bank NV
9/14/10 to 11/17/10	0.39 to 0.51	209,000,000	209,000,000
Landesbank Hessen-Thuringen
9/15/10 to 10/12/10	0.49 to 0.68	122,000,000	122,000,000
National Australia Bank Ltd.
9/30/10 to 12/31/10	0.32 to 0.44	171,000,000	171,000,033
Societe Generale
11/19/10	0.35	50,000,000	50,000,000
			1,278,002,810
New York Branch, Yankee Dollar, Foreign Banks - 32.7%
Banco Bilbao Vizcaya Argentaria SA New York Branch
9/7/10 to 9/27/10	0.36 to 0.46 (e)	52,000,000	52,000,000
Banco Santander SA
9/7/10	0.43	23,000,000	23,000,000
Bank of Montreal
9/17/10 to 9/1/11	0.29 to 0.50 (e)	119,000,000	119,000,000
Bank of Nova Scotia
9/7/10 to 11/30/10	0.26 to 0.45 (e)	199,000,000	198,968,910
Bank of Tokyo-Mitsubishi
9/16/10 to 2/11/11	0.40 to 0.62	178,000,000	178,000,000

Due Date	Yield (a)	Principal Amount	Value
Barclays Bank PLC New York Branch
10/18/10	0.48%	$ 90,000,000	$ 90,000,000
9/8/10	0.45 (e)	35,000,000	35,000,000
BNP Paribas New York Branch
9/15/10 to 2/22/11	0.42 to 0.52	302,000,000	302,000,001
Canadian Imperial Bank of Commerce New York Branch
9/1/10 to 9/17/10	0.30 to 0.47 (e)	146,000,000	146,000,569
Commerzbank AG New York Branch
9/1/10 to 9/21/10	0.41 to 0.49 (e)	69,000,000	69,000,000
Credit Agricole CIB
12/9/10	0.50	10,000,000	10,000,000
Credit Industriel et Commercial
9/9/10	0.60	20,000,000	20,000,000
DZ Bank
10/12/10	0.50	46,000,000	46,000,000
Intesa Sanpaolo SpA
9/9/10	0.35	10,000,000	10,000,000
Intesa Sanpaolo SpA New York Branch
9/23/10	0.31 (e)	13,000,000	13,000,000
Natexis Banques Populaires New York Branch
11/1/10	0.45	25,000,000	25,000,000
Natixis New York Branch
9/7/10 to 9/30/10	0.43 to 2.04 (e)	182,000,000	182,000,000
Nordea Bank Finland PLC
9/7/10 to 1/11/11	0.51 to 0.60	48,000,000	48,000,000
Rabobank Nederland
9/7/10 to 9/30/10	0.26 to 0.50 (e)	173,000,000	173,000,000
Rabobank Nederland New York Branch
9/3/10 to 2/7/11	0.26 to 0.40 (e)	143,000,000	143,000,000
Royal Bank of Canada
10/1/10	0.85 (e)	75,000,000	75,000,000
Royal Bank of Canada New York Branch
9/13/10 to 9/29/10	0.26 to 0.29 (e)	20,000,000	20,000,000
Royal Bank of Scotland PLC Connecticut Branch
9/9/10 to 10/14/10	0.50 to 0.55	159,000,000	159,000,000
Skandinaviska Enskilda Banken New York Branch
10/13/10	0.37	35,000,000	35,000,000
Societe Generale
11/5/10	1.33 (e)	13,000,000	13,000,000
Sumitomo Mitsui Banking Corp.
10/5/10	0.30	23,000,000	23,000,000
Svenska Handelsbanken New York
9/15/10 to 12/1/10	0.27 to 0.54	79,000,000	79,000,097
Toronto-Dominion Bank
9/7/10 to 9/29/10	0.26 to 0.30 (e)	17,000,000	17,000,000
Toronto-Dominion Bank New York Branch
9/7/10 to 12/20/10	0.29 to 0.50 (e)	66,000,000	66,000,000
UBS AG
11/5/10	0.59	54,000,000	54,000,000
			2,423,969,577
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount	Value
TOTAL CERTIFICATES OF DEPOSIT			$ 3,701,972,387
Commercial Paper - 16.5%

Abbott Laboratories
10/26/10	0.57 (e)	$ 37,000,000	37,000,000
Banco Bilbao Vizcaya Argentaria SA (London Branch)
9/20/10 to 10/1/10	0.35	20,000,000	19,995,343
Commerzbank U.S. Finance, Inc.
9/15/10 to 10/6/10	0.42 to 0.50	138,000,000	137,953,528
Commonwealth Bank of Australia
12/2/10	0.35 (e)	11,000,000	11,000,000
9/7/10 to 12/2/10	0.27 to 0.58 (e)	78,000,000	77,959,397
Credit Agricole North America
12/9/10	0.50	50,000,000	49,931,250
Credit Suisse New York Branch
9/3/10	0.50	50,000,000	49,998,611
CVS Caremark Corp.
9/1/10	0.46 (e)	22,000,000	22,000,000
Dakota Notes (Citibank Credit Card Issuance Trust)
10/7/10	0.53	13,000,000	12,993,110
Danske Corp.
11/5/10 to 11/12/10	0.33	47,000,000	46,970,199
DnB NOR Bank ASA
9/1/10 to 2/7/11	0.31 to 0.62 (e)	75,000,000	74,917,983
Groupe BPCE
11/17/10	0.42	36,000,000	35,967,660
Hannover Funding Co. LLC
9/1/10 to 10/1/10	0.42 to 0.55	36,000,000	35,993,677
Irish Republic
9/2/10 to 9/7/10	0.59 to 0.62	57,000,000	56,996,860
Landesbank Baden-Wuert
9/20/10	0.42	50,000,000	49,988,917
Landesbank Hessen-Thuringen
9/13/10 to 10/6/10	0.40 to 0.52	45,000,000	44,983,206
Natexis Banques Populaires U.S. Finance Co. LLC
9/20/10	0.50	45,000,000	44,988,125
Nationwide Building Society
11/18/10	0.40	9,000,000	8,992,200
Nordea North America, Inc.
11/3/10 to 3/1/11	0.35 to 0.45	41,000,000	40,949,921
Novartis Finance Corp.
1/18/11 to 2/23/11	0.30 to 0.36	25,000,000	24,963,118
Santander Finance, Inc.
9/28/10	0.36	31,000,000	30,991,746
Skandinaviska Enskilda Banken AB
9/1/10 to 11/3/10	0.35 to 0.45	41,000,000	40,987,925
Sumitomo Trust & Banking Co. Ltd. New York Branch
11/29/10	0.35	11,000,000	10,990,482

	Due Date	Yield (a)	Principal Amount	Value
Svenska Handelsbanken, Inc.
	10/15/10	0.41%	$ 26,000,000	$ 25,987,130
UniCredito Italiano Bank (Ireland) PLC
	9/1/10 to 10/4/10	0.42 to 0.55	119,000,000	118,975,457
Westpac Banking Corp.
	9/16/10 to 10/20/10	0.33 to 0.52 (e)	111,000,000	111,000,000
TOTAL COMMERCIAL PAPER				1,223,475,845
U.S. Government and Government Agency Obligations - 2.4%

Other Government Related - 2.4%
Bank of America NA (FDIC Guaranteed)
	9/13/10	0.57 (d)(e)	36,000,000	36,000,000
Citibank NA (FDIC Guaranteed)
	9/30/10	0.58 (d)(e)	5,000,000	5,000,000
General Electric Capital Corp. (FDIC Guaranteed)
	3/11/11	0.46 (d)	10,500,000	10,573,076
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
	9/23/10 to 10/6/10	0.37 (c)	125,000,000	124,969,937
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS				176,543,013
Federal Agencies - 1.2%

Federal Home Loan Bank - 1.2%
	9/9/10 to 9/26/10	0.18 to 0.22 (e)	86,000,000	85,955,782
U.S. Treasury Obligations - 3.0%

U.S. Treasury Bills - 3.0%
	9/23/10 to 12/16/10	0.27 to 0.41	225,000,000	224,873,586
Medium-Term Notes - 6.6%

Berkshire Hathaway, Inc.
	11/10/10	0.39 (e)	18,500,000	18,500,000
BNP Paribas SA
	11/15/10	0.63 (e)	36,000,000	36,000,000
BP Capital Markets PLC
	9/11/10	0.67 (e)	21,084,000	21,084,000
Commonwealth Bank of Australia
	9/7/10 to 9/14/10	0.33 to 0.35 (b)(e)	98,000,000	98,000,000
Metropolitan Life Global Funding I
	10/1/10	1.68 (b)(e)	28,500,000	28,559,954
Metropolitan Life Insurance Co.
	10/1/10	0.88 (e)(g)	5,000,000	5,000,000
Medium-Term Notes - continued
	Due Date	Yield (a)	Principal Amount	Value
Royal Bank of Canada
	9/15/10 to 10/1/10	0.53 to 0.72% (b)(e)	$ 150,000,000	$ 150,000,000
Westpac Banking Corp.
	9/23/10 to 11/12/10	0.29 to 0.54 (b)(e)	136,000,000	136,000,000
TOTAL MEDIUM-TERM NOTES				493,143,954
Municipal Securities - 1.5%

Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2008 A, VRDN
	9/7/10	0.31 (e)	23,600,000	23,600,000
Fulton County Gen. Oblig. Rev. Series 2005, VRDN
	9/7/10	0.27 (e)	5,300,000	5,300,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D1, VRDN
	9/7/10	0.27 (e)	25,575,000	25,575,000
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2008, VRDN
	9/7/10	0.31 (e)	15,000,000	15,000,000
North Carolina Med. Care Commission Hosp. Rev. Series 2003 B, VRDN
	9/7/10	0.31 (e)	39,750,000	39,750,000
TOTAL MUNICIPAL SECURITIES				109,225,000
Repurchase Agreements - 20.8%
	Maturity Amount
In a joint trading account at 0.26% dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) #	$ 541,559,844	541,556,000
With:
Barclays Capital, Inc. at:
0.4%, dated 8/10/10 due 9/9/10 (Collateralized by Mortgage Loan Obligations valued at $6,379,330, 0% - 5.75%, 2/25/34 - 7/25/46)	6,002,000	6,000,000
0.5%, dated 8/16/10 due 9/16/10 (Collateralized by Equity Securities valued at $18,364,120)	17,007,319	17,000,000
0.55%, dated 8/16/10 due 9/16/10 (Collateralized by Corporate Obligations valued at $5,401,321, 1.78% 10/17/16)	5,002,368	5,000,000
0.68%, dated 8/31/10 due 9/1/10 (Collateralized by Equity Securities valued at $151,204,172)	140,002,644	140,000,000
0.75%, dated 8/10/10 due 10/12/10 (Collateralized by Mortgage Loan Obligations valued at $12,760,786, 0.51% - 5.76%, 11/25/32 - 12/27/39)	12,015,750	12,000,000

	Maturity Amount	Value
1%, dated 8/24/10 due 8/24/11 (Collateralized by Mortgage Loan Obligations valued at $24,654,654, 0.52% - 6.2%, 11/25/34 - 10/25/45)	$ 23,233,194	$ 23,000,000
BNP Paribas Securities Corp. at 0.36%, dated 8/31/10 due 9/1/10 (Collateralized by Corporate Obligations valued at $32,550,326, 8.25% - 10.5%, 7/14/14 - 1/20/34)	31,000,310	31,000,000
Credit Suisse Securities (USA) LLC at:
0.31%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations valued at $30,904,449, 6% - 12.13%, 11/15/28 - 3/25/40)	30,000,258	30,000,000
0.36%, dated 8/31/10 due 9/1/10 (Collateralized by Equity Securities valued at $19,440,764)	18,000,180	18,000,000
Deutsche Bank Securities, Inc. at:
0.24%, dated 8/17/10 due 11/15/10 (Collateralized by U.S. Government Obligations valued at $62,226,222, 3.99% - 6.5%, 5/1/25 - 12/1/47)	61,036,600	61,000,000
0.45%, dated:
8/4/10 due 9/7/10 (Collateralized by Corporate Obligations valued at $11,932,549, 0.69% - 5.38%, 11/1/15 - 6/25/35)	11,004,675	11,000,000
8/9/10 due 11/8/10 (Collateralized by Corporate Obligations valued at $6,510,322, 1.66% - 9.75%, 9/15/12 - 8/25/37)	6,006,825	6,000,000
8/16/10 due 11/16/10 (Collateralized by Corporate Obligations valued at $6,415,928, 1.66% - 9.13%, 5/15/19 - 4/1/36)	6,006,900	6,000,000
8/30/10 due 11/29/10 (Collateralized by Corporate Obligations valued at $12,973,712, 0.42% - 9.88%, 2/1/11 - 5/25/33)	12,013,650	12,000,000
0.48%, dated:
8/10/10 due 9/10/10 (Collateralized by Corporate Obligations valued at:
$2,189,090, 5%, 12/1/14	2,000,827	2,000,000
$5,558,739, 4.5%, 3/15/15)	5,002,067	5,000,000
8/31/10 due 9/1/10 (Collateralized by Equity Securities valued at $108,001,448)	100,001,333	100,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
0.5%, dated:
7/15/10 due 10/13/10 (Collateralized by Mortgage Loan Obligations valued at $12,999,966, 0.76% - 9.5%, 7/15/15 - 3/25/38)	$ 12,015,000	$ 12,000,000
7/20/10 due 10/18/10 (Collateralized by Corporate Obligations valued at $6,489,150, 1% - 9.75%, 9/15/12 - 10/25/36)	6,007,500	6,000,000
7/23/10 due 10/21/10 (Collateralized by Corporate Obligations valued at $12,967,995, 0.44% - 12.25%, 3/1/14 - 6/1/56)	12,015,000	12,000,000
7/27/10 due 10/25/10 (Collateralized by Mortgage Loan Obligations valued at $13,103,908, 0.76% - 6.75%, 5/21/18 - 9/25/37)	12,015,000	12,000,000
0.55%, dated:
6/23/10 due 9/21/10 (Collateralized by Corporate Obligations valued at $6,486,733, 0.33% - 13.5%, 5/15/11 - 3/25/38)	6,008,250	6,000,000
6/28/10 due 9/27/10 (Collateralized by Corporate Obligations valued at $12,989,962, 0.42% - 11.95%, 11/15/10 - 6/1/56)	12,016,683	12,000,000
6/30/10 due 10/1/10 (Collateralized by Mortgage Loan Obligations valued at $6,496,487, 0% - 9.5%, 9/15/12 - 6/1/56)	6,008,525	6,000,000
7/7/10 due 10/5/10 (Collateralized by Corporate Obligations valued at $11,690,375, 0.42% - 13.5%, 7/15/11 - 9/25/40)	11,015,125	11,000,000
Goldman Sachs & Co. at 0.33%, dated 8/26/10 due 9/2/10 (Collateralized by Certificates of Deposits valued at $21,631,136, 0.22%, 9/13/10) (e)(f)	21,001,348	21,000,000
ING Financial Markets LLC:
at:
0.37%, dated 8/23/10 due 9/22/10 (Collateralized by Corporate Obligations valued at $4,202,501, 5.13%, 8/15/15)	4,001,233	4,000,000

	Maturity Amount	Value
0.39%, dated 8/9/10 due 9/8/10 (Collateralized by Corporate Obligations valued at $3,154,786, 5.25%, 12/1/15)	$ 3,000,975	$ 3,000,000
at 0.28%, dated 9/2/10 due 3/1/11 (Collateralized by U.S. Government Obligations valued at $6,121,442, 5.50%, 2/1/35)	6,008,400	6,000,000
J.P. Morgan Securities, Inc.:
at 0.65%, dated 7/26/10 due 9/27/10 (Collateralized by Corporate Obligations valued at $6,307,717, 1.24%, 11/14/12)	6,006,825	6,000,000
at 0.61%, dated 7/29/10 due 10/27/10 (Collateralized by Equity Securities valued at $30,018,306)	27,041,175	27,000,000
RBC Capital Markets Co. at:
0.46%, dated 8/25/10 due 9/29/10 (Collateralized by Corporate Obligations valued at $21,450,763, 0.44% - 0.73%, 3/25/35 - 8/25/36)	20,008,944	20,000,000
0.86%, dated 5/25/10 due 11/24/10 (Collateralized by Corporate Obligations valued at $6,645,212, 1.5% - 8%, 5/15/12 - 12/15/37)	6,026,230	6,000,000
RBS Securities, Inc. at:
0.67%, dated 8/18/10 due 9/17/10 (Collateralized by Corporate Obligations valued at $39,344,197, 0.45% - 5.9%, 3/16/15 - 10/25/35)	37,020,658	37,000,000
0.79%, dated 8/5/10 due 8/5/11 (Collateralized by Mortgage Loan Obligations valued at $24,840,939, 0% - 6.5%, 11/25/35 - 8/25/37) (e)(f)	23,184,224	23,000,000
UBS Securities LLC at:
0.4%, dated 8/27/10 due 11/29/10 (Collateralized by Corporate Obligations valued at $5,254,982, 6.3% - 10.75%, 1/15/13 - 8/1/39)	5,005,222	5,000,000
0.44%, dated 8/16/10 due 11/15/10 (Collateralized by Corporate Obligations valued at $9,456,540, 0.01%, 7/25/18)	9,010,010	9,000,000
0.45%, dated 8/19/10 due 11/17/10 (Collateralized by Corporate Obligations valued at $5,405,069, 7.88% - 11.88%, 5/1/15 - 5/1/18)	5,005,625	5,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
0.5%, dated:
8/9/10 due 11/8/10 (Collateralized by Corporate Obligations valued at $11,553,809, 0.1% - 0.77%, 8/15/18 - 4/15/22)	$ 11,013,903	$ 11,000,000
8/10/10 due 11/8/10 (Collateralized by Corporate Obligations valued at $3,154,880, 7.13%, 7/15/28)	3,003,750	3,000,000
0.53%, dated 8/4/10 due 11/2/10 (Collateralized by Corporate Obligations valued at $5,419,945, 5.13% - 9.88%, 10/1/10 - 2/6/15)	5,006,625	5,000,000
0.58%, dated 7/29/10 due 10/27/10 (Collateralized by Corporate Obligations valued at $9,727,606, 4.75% - 12%, 5/10/12 - 6/15/37)	9,012,938	9,000,000
0.66%, dated 7/12/10 due 10/8/10 (Collateralized by Corporate Obligations valued at $7,360,235, 0.77%, 4/15/22)	7,011,293	7,000,000
0.71%, dated 7/12/10 due 10/8/10 (Collateralized by Corporate Obligations valued at $5,407,215, 0.77%, 4/15/22)	5,008,678	5,000,000
Wells Fargo Securities, LLC at:
0.48%, dated 8/31/10 due 9/1/10 (Collateralized by Corporate Obligations valued at $240,843,212, 6.38% - 11.63%, 5/1/11 - 7/15/16)	223,002,973	223,000,000
0.58%, dated 7/7/10 due 10/7/10 (Collateralized by Commercial Paper Obligations valued at $6,185,576, 3/7/11)	6,008,893	6,000,000
TOTAL REPURCHASE AGREEMENTS		1,544,556,000
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $7,609,745,567)		7,609,745,567
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(192,844,160)
NET ASSETS - 100%		$ 7,416,901,407
Security Type Abbreviations
VRDN VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $412,559,954 or 5.6% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $124,969,937, or 1.7% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $51,573,076 or 0.7% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,000,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Metropolitan Life Insurance Co. 0.88%, 10/1/10	3/26/02	$ 5,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$541,556,000 due 9/01/10 at 0.26%
BNP Paribas Securities Corp.	$ 71,455,829
Bank of America NA	162,005,118
Barclays Capital, Inc.	18,804,166
Citibank NA	2,892,949
Citigroup Global Markets, Inc.	23,143,588
Credit Agricole Securities (USA) Inc.	23,143,588
Deutsche Bank Securities, Inc.	37,159,924
Goldman, Sachs & Co.	5,785,897
HSBC Securities (USA), Inc.	40,501,280
J.P. Morgan Securities, Inc.	46,287,177
Morgan Stanley & Co., Inc.	11,148,348
RBC Capital Markets Corp.	6,075,192
RBS Securities, Inc.	11,571,794
Societe Generale, New York Branch	28,929,486
UBS Securities LLC	21,986,409
Wells Fargo Securities LLC	30,665,255
$ 541,556,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,544,556,000) - See accompanying schedule: Unaffiliated issuers (cost $7,609,745,567)		$ 7,609,745,567
Cash		51,720
Receivable for fund shares sold		26,516,343
Interest receivable		3,298,576
Total assets		7,639,612,206

Liabilities
Payable for investments purchased	$ 201,962,218
Payable for fund shares redeemed	18,769,851
Distributions payable	86,187
Accrued management fee	1,084,629
Other affiliated payables	766,897
Other payables and accrued expenses	41,017
Total liabilities		222,710,799

Net Assets		$ 7,416,901,407
Net Assets consist of:
Paid in capital		$ 7,416,302,940
Distributions in excess of net investment income		(414)
Accumulated undistributed net realized gain (loss) on investments		598,881
Net Assets, for 7,415,278,939 shares outstanding		$ 7,416,901,407
Net Asset Value, offering price and redemption price per share ($7,416,901,407 ÷ 7,415,278,939 shares)		$ 1.00

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Interest		$ 16,005,199

Expenses
Management fee	$ 6,495,028
Transfer agent fees	4,323,676
Accounting fees and expenses	308,473
Custodian fees and expenses	54,095
Independent trustees' compensation	13,436
Registration fees	76,171
Audit	24,536
Legal	10,673
Interest	551
Miscellaneous	41,404
Total expenses		11,348,043
Net investment income		4,657,156
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(183,580)
Net increase in net assets resulting from operations		$ 4,473,576

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,657,156	$ 38,169,251
Net realized gain (loss)	(183,580)	345,210
Net increase in net assets resulting from operations	4,473,576	38,514,461
Distributions to shareholders from net investment income	(4,657,570)	(38,327,796)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,050,854,292	8,114,674,653
Reinvestment of distributions	4,299,642	35,345,944
Cost of shares redeemed	(3,397,518,173)	(8,343,570,875)
Net increase (decrease) in net assets and shares resulting from share transactions	(342,364,239)	(193,550,278)
Total increase (decrease) in net assets	(342,548,233)	(193,363,613)

Net Assets
Beginning of period	7,759,449,640	7,952,813,253
End of period (including distributions in excess of net investment income of $414 and undistributed net investment income of $0, respectively)	$ 7,416,901,407	$ 7,759,449,640

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 F	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.005	.025	.049	.049	.033
Distributions from net investment income	(.001)	(.005)	(.025)	(.049)	(.049)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C,D	.06%	.47%	2.49%	5.01%	4.97%	3.32%
Ratios to Average Net Assets E
Expenses before reductions	.30% A	.33%	.33%	.36%	.39%	.40%
Expenses net of fee waivers, if any	.30% A	.33%	.33%	.36%	.39%	.40%
Expenses net of all reductions	.30% A	.33%	.33%	.36%	.38%	.40%
Net investment income	.12% A	.47%	2.44%	4.82%	4.92%	3.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,416,901	$ 7,759,450	$ 7,952,813	$ 7,178,195	$ 2,567,640	$ 891,796

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Money Market Portfolio (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax cost	$ 7,609,745,567

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

3. Operating Policies - continued

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $19,995,840. The weighted average interest rate was .04% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $2,172,481 or an annualized rate of .06% of the Fund's average net assets. For the period, the Fund's total annualized management fee rate was .18% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SELMM-USAN-1010
1.813613.105

Spartan® Short-Term Treasury Bond Index Fund

Spartan Intermediate Treasury Bond Index Fund

Spartan Long-Term Treasury Bond Index Fund

Semiannual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan Short-Term Treasury Bond Index Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Intermediate Treasury Bond Index Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Long-Term Treasury Bond Index Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Spartan Short-Term Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 1,027.00	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,027.50	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Spartan Intermediate Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 1,096.70	$ 1.06
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,097.20	$ .53
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Spartan Long-Term Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 1,180.80	$ 1.10
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,181.40	$ .55
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	8.1	9.0
1 - 1.99%	41.5	32.2
2 - 2.99%	22.0	18.7
3 - 3.99%	11.4	16.2
4 - 4.99%	16.3	23.3
11 - 11.99%	0.3	0.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2010
6 months ago
Years	2.8	2.8

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	2.6	2.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
U.S. Treasury Obligations 99.0%	U.S. Treasury Obligations 99.3%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 0.7%

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.0%
	Principal Amount	Value
U.S. Treasury Obligations - 99.0%
U.S. Treasury Bonds 11.25% 2/15/15	$ 1,781,000	$ 2,561,997
U.S. Treasury Notes:
0.625% 6/30/12	8,990,000	9,017,060
0.625% 7/31/12	4,291,000	4,304,088
0.75% 11/30/11	11,573,000	11,627,254
0.75% 5/31/12	11,386,000	11,445,207
0.875% 1/31/12	11,711,000	11,791,970
0.875% 2/29/12	11,743,000	11,827,432
1% 9/30/11	11,209,000	11,290,007
1% 10/31/11	11,841,000	11,929,808
1% 12/31/11	11,819,000	11,916,412
1% 3/31/12	11,301,000	11,405,647
1% 4/30/12	11,658,000	11,765,487
1% 7/15/13	9,326,000	9,407,603
1.125% 12/15/11	7,071,000	7,139,504
1.125% 1/15/12	7,025,000	7,096,894
1.125% 12/15/12	10,455,000	10,588,949
1.125% 6/15/13	9,416,000	9,531,534
1.25% 8/31/15	9,592,000	9,552,280
1.375% 2/15/12	7,071,000	7,171,543
1.375% 3/15/12	5,741,000	5,828,235
1.375% 4/15/12	6,152,000	6,248,605
1.375% 5/15/12	8,810,000	8,948,687
1.375% 9/15/12	9,011,000	9,170,801
1.375% 10/15/12	10,420,000	10,609,675
1.375% 11/15/12	10,687,000	10,880,702
1.375% 1/15/13	10,451,000	10,646,956
1.375% 2/15/13	10,516,000	10,713,995
1.375% 3/15/13	10,324,000	10,522,427
1.375% 5/15/13	10,093,000	10,288,602
1.5% 7/15/12	7,784,000	7,939,984
1.5% 12/31/13	7,156,000	7,320,924
1.75% 11/15/11	5,338,000	5,427,454
1.75% 8/15/12	8,232,000	8,437,479
1.75% 4/15/13	10,488,000	10,792,781
1.75% 1/31/14	6,279,000	6,470,805
1.75% 3/31/14	7,501,000	7,727,785
1.75% 7/31/15	9,937,000	10,145,876
1.875% 6/15/12	7,021,000	7,200,913
1.875% 2/28/14	5,708,000	5,904,658
1.875% 4/30/14	7,677,000	7,940,298
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 6/30/15	$ 10,155,000	$ 10,434,263
2% 11/30/13	6,633,000	6,893,140
2.125% 11/30/14	11,271,000	11,740,336
2.125% 5/31/15	10,585,000	11,007,553
2.25% 5/31/14	7,205,000	7,553,996
2.25% 1/31/15	11,041,000	11,549,924
2.375% 8/31/14	9,946,000	10,464,276
2.375% 9/30/14	10,419,000	10,962,747
2.375% 10/31/14	10,889,000	11,453,867
2.375% 2/28/15	11,132,000	11,709,528
2.5% 3/31/13	2,941,000	3,085,291
2.5% 3/31/15	11,232,000	11,878,739
2.5% 4/30/15	11,127,000	11,767,670
2.625% 6/30/14	8,493,000	9,019,829
2.625% 7/31/14	9,667,000	10,268,925
2.625% 12/31/14	11,179,000	11,874,200
2.75% 2/28/13	3,519,000	3,710,895
2.75% 10/31/13	5,771,000	6,130,787
2.875% 1/31/13	2,322,000	2,453,702
3.125% 4/30/13	4,094,000	4,369,068
3.125% 8/31/13	11,677,000	12,522,672
3.125% 9/30/13	5,594,000	6,003,498
3.375% 11/30/12	32,029,000	34,103,386
3.375% 6/30/13	4,810,000	5,179,769
3.375% 7/31/13	4,732,000	5,105,014
3.5% 5/31/13	4,521,000	4,879,502
3.625% 12/31/12	2,661,000	2,852,259
3.625% 5/15/13	1,772,000	1,917,083
3.875% 10/31/12	3,289,000	3,530,538
3.875% 2/15/13	3,845,000	4,159,809
4% 11/15/12	1,636,000	1,762,662
4% 2/15/14	6,852,000	7,592,873
4% 2/15/15	7,617,000	8,557,821
4.125% 5/15/15	6,560,000	7,427,665
4.25% 8/15/13	7,274,000	8,037,203
4.25% 11/15/13	7,200,000	8,006,623
4.25% 8/15/14	5,845,000	6,580,646
4.25% 11/15/14	5,999,000	6,786,837
4.25% 8/15/15	7,047,000	8,036,335
4.375% 8/15/12	3,132,000	3,373,139
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.5% 9/30/11	$ 3,041,000	$ 3,177,964
4.5% 11/30/11	3,747,000	3,940,499
4.5% 3/31/12	3,986,000	4,244,624
4.5% 4/30/12	3,138,000	3,351,409
4.625% 10/31/11	6,875,000	7,218,750
4.625% 12/31/11	4,114,000	4,348,786
4.625% 2/29/12	3,751,000	3,988,074
4.625% 7/31/12	3,382,000	3,653,088
4.75% 1/31/12	2,373,000	2,521,035
4.75% 5/31/12	2,968,000	3,191,526
4.75% 5/15/14	6,172,000	7,045,239
4.875% 2/15/12	5,305,000	5,651,692
4.875% 6/30/12	2,783,000	3,008,468
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $722,240,116)		740,623,542
Cash Equivalents - 0.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.25%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (Cost $3,206,000)	$ 3,206,022	3,206,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $725,446,116)		743,829,542
NET OTHER ASSETS (LIABILITIES) - 0.6%		4,366,922
NET ASSETS - 100%		$ 748,196,464
Legend
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,206,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 249,601
Bank of America NA	374,652
Barclays Capital, Inc.	749,303
Goldman, Sachs & Co.	124,884
Merrill Lynch Government Securities, Inc.	224,791
Mizuho Securities USA, Inc.	999,071
Morgan Stanley & Co., Inc.	483,698
$ 3,206,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,206,000) - See accompanying schedule: Unaffiliated issuers (cost $725,446,116)		$ 743,829,542
Cash		103
Receivable for investments sold		24,148,279
Receivable for fund shares sold		1,838,022
Interest receivable		3,300,584
Total assets		773,116,530

Liabilities
Payable for investments purchased	$ 24,196,730
Payable for fund shares redeemed	532,709
Distributions payable	107,901
Accrued management fee	61,227
Other affiliated payables	21,499
Total liabilities		24,920,066

Net Assets		$ 748,196,464
Net Assets consist of:
Paid in capital		$ 728,320,019
Undistributed net investment income		45,490
Accumulated undistributed net realized gain (loss) on investments		1,447,529
Net unrealized appreciation (depreciation) on investments		18,383,426
Net Assets		$ 748,196,464

Investor Class: Net Asset Value, offering price and redemption price per share ($261,142,317 ÷ 24,546,205 shares)		$ 10.64

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($487,054,147 ÷ 45,779,327 shares)		$ 10.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Interest		$ 5,346,982

Expenses
Management fee	$ 315,441
Transfer agent fees	115,392
Independent trustees' compensation	1,054
Miscellaneous	1,119
Total expenses before reductions	433,006
Expense reductions	(4)	433,002
Net investment income		4,913,980
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,469,090
Change in net unrealized appreciation (depreciation) on investment securities		11,380,323
Net gain (loss)		12,849,413
Net increase (decrease) in net assets resulting from operations		$ 17,763,393

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,913,980	$ 8,550,119
Net realized gain (loss)	1,469,090	8,671,408
Change in net unrealized appreciation (depreciation)	11,380,323	(5,968,885)
Net increase (decrease) in net assets resulting from operations	17,763,393	11,252,642
Distributions to shareholders from net investment income	(5,022,509)	(8,711,875)
Distributions to shareholders from net realized gain	(532,948)	(12,389,770)
Total distributions	(5,555,457)	(21,101,645)
Share transactions - net increase (decrease)	197,267,484	(14,131,869)
Total increase (decrease) in net assets	209,475,420	(23,980,872)

Net Assets
Beginning of period	538,721,044	562,701,916
End of period (including undistributed net investment income of $45,490 and undistributed net investment income of $154,019, respectively)	$ 748,196,464	$ 538,721,044

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 H	2007	2006 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.64	$ 10.60	$ 10.02	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income D	.078	.167	.285	.433	.457	.075
Net realized and unrealized gain (loss)	.203	.058	.141	.579	(.003) E	(.054)
Total from investment operations	.281	.225	.426	1.012	.454	.021
Distributions from net investment income	(.081)	(.170)	(.301)	(.407)	(.394)	(.061)
Distributions from net realized gain	(.010)	(.245)	(.085)	(.025)	-	-
Total distributions	(.091)	(.415)	(.386)	(.432)	(.394)	(.061)
Net asset value, end of period	$ 10.64	$ 10.45	$ 10.64	$ 10.60	$ 10.02	$ 9.96
Total Return B, C	2.70%	2.17%	4.11%	10.38%	4.65%	.21%
Ratios to Average Net Assets G
Expenses before reductions	.20% A	.20%	.20%	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20% A
Net investment income	1.48% A	1.59%	2.70%	4.24%	4.60%	4.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 261,142	$ 204,496	$ 223,533	$ 129,158	$ 26,670	$ 7,357
Portfolio turnover rate	47% A	138%	116%	110%	123%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 H	2007	2006 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.64	$ 10.60	$ 10.02	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income D	.083	.177	.295	.441	.465	.076
Net realized and unrealized gain (loss)	.203	.059	.141	.581	(.001) E	(.053)
Total from investment operations	.286	.236	.436	1.022	.464	.023
Distributions from net investment income	(.086)	(.181)	(.311)	(.417)	(.404)	(.063)
Distributions from net realized gain	(.010)	(.245)	(.085)	(.025)	-	-
Total distributions	(.096)	(.426)	(.396)	(.442)	(.404)	(.063)
Net asset value, end of period	$ 10.64	$ 10.45	$ 10.64	$ 10.60	$ 10.02	$ 9.96
Total Return B, C	2.75%	2.27%	4.22%	10.49%	4.75%	.23%
Ratios to Average Net Assets G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10% A
Net investment income	1.58% A	1.69%	2.80%	4.34%	4.70%	4.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 487,054	$ 334,225	$ 339,169	$ 242,608	$ 152,046	$ 10,134
Portfolio turnover rate	47% A	138%	116%	110%	123%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Less than 2%	1.3	0.0
2 - 2.99%	18.1	13.1
3 - 3.99%	53.8	51.2
4 - 4.99%	14.3	23.4
5 - 5.99%	1.4	0.0
7 - 7.99%	2.4	3.4
8 - 8.99%	6.1	5.3
9 - 9.99%	1.7	2.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2010
6 months ago
Years	7.4	7.5

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	6.5	6.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
U.S. Treasury Obligations 98.9%	U.S. Treasury Obligations 98.6%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 1.4%

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.9%
	Principal Amount	Value
U.S. Treasury Obligations - 98.9%
U.S. Treasury Bonds:
7.25% 5/15/16	$ 17,129,000	$ 22,476,468
7.5% 11/15/16	15,302,000	20,508,261
8.125% 8/15/19	15,186,000	22,336,465
8.5% 2/15/20	8,019,000	12,166,331
8.75% 5/15/17	12,223,000	17,582,981
8.75% 5/15/20	6,246,000	9,665,198
8.75% 8/15/20	11,811,000	18,340,263
8.875% 8/15/17	9,196,000	13,408,200
8.875% 2/15/19	10,328,000	15,688,067
9% 11/15/18	6,848,000	10,452,294
9.125% 5/15/18	5,361,000	8,157,936
9.25% 2/15/16	4,375,000	6,161,916
9.875% 11/15/15	4,517,000	6,442,371
U.S. Treasury Notes:
1.875% 8/31/17	24,355,000	24,275,091
2.375% 3/31/16	24,096,000	25,155,838
2.375% 7/31/17	36,579,000	37,699,232
2.5% 6/30/17	37,610,000	39,114,400
2.625% 2/29/16	20,734,000	21,934,312
2.625% 4/30/16	22,063,000	23,322,996
2.625% 8/15/20	29,400,000	29,790,461
2.75% 11/30/16	37,662,000	39,871,705
2.75% 5/31/17	38,017,000	40,140,592
2.75% 2/15/19	65,910,000	68,525,836
3% 8/31/16	32,196,000	34,630,823
3% 9/30/16	34,132,000	36,691,900
3% 2/28/17	39,304,000	42,135,106
3.125% 10/31/16	37,725,000	40,813,734
3.125% 1/31/17	37,662,000	40,672,022
3.125% 4/30/17	39,085,000	42,205,703
3.125% 5/15/19	73,083,000	77,879,072
3.25% 5/31/16	20,579,000	22,447,182
3.25% 6/30/16	23,718,000	25,861,894
3.25% 7/31/16	27,361,000	29,842,725
3.25% 12/31/16	39,150,000	42,584,786
3.25% 3/31/17	39,243,000	42,676,763
3.375% 11/15/19	83,289,000	89,997,678
3.5% 2/15/18	38,839,000	42,908,007
3.5% 5/15/20	78,843,000	85,945,177
3.625% 8/15/19	74,150,000	81,802,502
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.625% 2/15/20	$ 78,858,000	$ 86,817,769
3.75% 11/15/18	61,192,000	68,549,359
3.875% 5/15/18	32,211,000	36,428,644
4% 8/15/18	35,422,000	40,370,028
4.25% 11/15/17	25,385,000	29,349,426
4.5% 11/15/15	26,724,000	30,968,519
4.5% 2/15/16	24,460,000	28,335,393
4.5% 5/15/17	22,311,000	26,048,093
4.625% 11/15/16	24,458,000	28,690,384
4.625% 2/15/17	20,960,000	24,582,140
4.75% 8/15/17	23,161,000	27,496,461
4.875% 8/15/16	19,133,000	22,690,552
5.125% 5/15/16	20,852,000	24,942,579
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,658,952,828)		1,787,581,635
Cash Equivalents - 0.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.25%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (Cost $15,774,000)	$ 15,774,109	15,774,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,674,726,828)		1,803,355,635
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,461,265
NET ASSETS - 100%		$ 1,806,816,900
Legend
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$15,774,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 1,228,075
Bank of America NA	1,843,342
Barclays Capital, Inc.	3,686,684
Goldman, Sachs & Co.	614,447
Merrill Lynch Government Securities, Inc.	1,106,005
Mizuho Securities USA, Inc.	4,915,578
Morgan Stanley & Co., Inc.	2,379,869
$ 15,774,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $15,774,000) - See accompanying schedule: Unaffiliated issuers (cost $1,674,726,828)		$ 1,803,355,635
Cash		415
Receivable for investments sold		94,733,567
Receivable for fund shares sold		3,123,710
Interest receivable		11,096,262
Total assets		1,912,309,589

Liabilities
Payable for investments purchased	$ 72,501,735
Payable for fund shares redeemed	32,620,020
Distributions payable	101,797
Accrued management fee	147,875
Other affiliated payables	121,262
Total liabilities		105,492,689

Net Assets		$ 1,806,816,900
Net Assets consist of:
Paid in capital		$ 1,660,741,374
Undistributed net investment income		2,870,658
Accumulated undistributed net realized gain (loss) on investments		14,576,061
Net unrealized appreciation (depreciation) on investments		128,628,807
Net Assets		$ 1,806,816,900

Investor Class: Net Asset Value, offering price and redemption price per share ($1,465,587,076 ÷ 130,193,648 shares)		$ 11.26

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($341,229,824 ÷ 30,311,828 shares)		$ 11.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Interest		$ 25,234,069

Expenses
Management fee	$ 789,864
Transfer agent fees	664,864
Independent trustees' compensation	2,708
Miscellaneous	2,969
Total expenses before reductions	1,460,405
Expense reductions	(7)	1,460,398
Net investment income		23,773,671
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		16,200,101
Change in net unrealized appreciation (depreciation) on investment securities		111,127,028
Net gain (loss)		127,327,129
Net increase (decrease) in net assets resulting from operations		$ 151,100,800

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 23,773,671	$ 46,783,359
Net realized gain (loss)	16,200,101	42,448,846
Change in net unrealized appreciation (depreciation)	111,127,028	(66,383,544)
Net increase (decrease) in net assets resulting from operations	151,100,800	22,848,661
Distributions to shareholders from net investment income	(23,815,205)	(46,628,619)
Distributions to shareholders from net realized gain	(5,446,299)	(53,868,603)
Total distributions	(29,261,504)	(100,497,222)
Share transactions - net increase (decrease)	220,029,126	(56,153,577)
Total increase (decrease) in net assets	341,868,422	(133,802,138)

Net Assets
Beginning of period	1,464,948,478	1,598,750,616
End of period (including undistributed net investment income of $2,870,658 and undistributed net investment income of $2,912,192, respectively)	$ 1,806,816,900	$ 1,464,948,478

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 G	2007	2006 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 11.02	$ 10.84	$ 9.98	$ 9.91	$ 10.00
Income from Investment Operations
Net investment income D	.160	.328	.382	.440	.432	.076
Net realized and unrealized gain (loss)	.838	(.170)	.319	.850	.055	(.091)
Total from investment operations	.998	.158	.701	1.290	.487	(.015)
Distributions from net investment income	(.160)	(.328)	(.376)	(.420)	(.417)	(.075)
Distributions from net realized gain	(.038)	(.390)	(.145)	(.010)	-	-
Total distributions	(.198)	(.718)	(.521)	(.430)	(.417)	(.075)
Net asset value, end of period	$ 11.26	$ 10.46	$ 11.02	$ 10.84	$ 9.98	$ 9.91
Total Return B, C	9.67%	1.48%	6.68%	13.32%	5.07%	(.15)%
Ratios to Average Net Assets F
Expenses before reductions	.20% A	.20%	.20%	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20% A
Net investment income	2.97% A	3.08%	3.55%	4.35%	4.41%	4.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,465,587	$ 1,238,550	$ 1,100,136	$ 925,538	$ 610,674	$ 5,319
Portfolio turnover rate	54% A	114%	89%	85%	100%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2005 (commencement of operations) to Febraury 28, 2006.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 G	2007	2006 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 11.02	$ 10.84	$ 9.98	$ 9.91	$ 10.00
Income from Investment Operations
Net investment income D	.165	.341	.395	.453	.441	.078
Net realized and unrealized gain (loss)	.839	(.173)	.317	.847	.056	(.091)
Total from investment operations	1.004	.168	.712	1.300	.497	(.013)
Distributions from net investment income	(.166)	(.338)	(.387)	(.430)	(.427)	(.077)
Distributions from net realized gain	(.038)	(.390)	(.145)	(.010)	-	-
Total distributions	(.204)	(.728)	(.532)	(.440)	(.427)	(.077)
Net asset value, end of period	$ 11.26	$ 10.46	$ 11.02	$ 10.84	$ 9.98	$ 9.91
Total Return B, C	9.72%	1.58%	6.79%	13.43%	5.18%	(.13)%
Ratios to Average Net AssetsF
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10% A
Net investment income	3.07% A	3.18%	3.65%	4.45%	4.52%	4.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 341,230	$ 226,399	$ 498,614	$ 174,647	$ 23,231	$ 6,374
Portfolio turnover rate	54% A	114%	89%	85%	100%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2005 (commencement of operations) to Febraury 28, 2006.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
3 - 3.99%	5.7	3.7
4 - 4.99%	44.9	36.0
5 - 5.99%	10.2	11.3
6 - 6.99%	20.5	22.9
7 - 7.99%	9.8	11.2
8 - 8.99%	7.6	13.4
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2010
6 months ago
Years	22.1	20.7

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	14.1	12.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
U.S. Treasury Obligations 98.1%	U.S. Treasury Obligations 98.0%
Short-Term Investments and Net Other Assets 1.9%	Short-Term Investments and Net Other Assets 2.0%

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.1%
	Principal Amount	Value
U.S. Treasury Obligations - 98.1%
U.S. Treasury Bonds:
3.5% 2/15/39	$ 13,730,000	$ 13,676,371
3.875% 8/15/40	8,685,000	9,249,525
4.25% 5/15/39	19,409,000	21,965,534
4.375% 2/15/38	8,321,000	9,645,861
4.375% 11/15/39	24,403,000	28,170,213
4.375% 5/15/40	24,226,000	27,999,926
4.5% 2/15/36	13,662,000	16,151,052
4.5% 5/15/38	11,444,000	13,536,101
4.5% 8/15/39	21,405,000	25,214,426
4.625% 2/15/40	24,581,000	29,539,456
4.75% 2/15/37	7,991,000	9,827,683
5% 5/15/37	8,084,000	10,324,788
5.25% 11/15/28	5,286,000	6,799,118
5.25% 2/15/29	5,379,000	6,924,623
5.375% 2/15/31	7,925,000	10,410,232
5.5% 8/15/28	5,191,000	6,856,174
6% 2/15/26	6,140,000	8,411,800
6.125% 11/15/27	9,500,000	13,325,232
6.125% 8/15/29	4,850,000	6,877,906
6.25% 8/15/23	10,372,000	14,177,228
6.25% 5/15/30	8,226,000	11,869,863
6.375% 8/15/27	3,415,000	4,902,127
6.5% 11/15/26	3,953,000	5,715,793
6.625% 2/15/27	3,601,000	5,274,903
6.75% 8/15/26	3,326,000	4,907,410
6.875% 8/15/25	5,206,000	7,660,952
7.125% 2/15/23	5,996,000	8,712,937
7.25% 8/15/22	4,565,000	6,662,759
7.5% 11/15/24	4,414,000	6,764,455
7.625% 11/15/22	2,573,000	3,870,356
7.625% 2/15/25	4,211,000	6,540,209
7.875% 2/15/21	4,718,000	7,029,820
8% 11/15/21	12,945,000	19,637,966
8.125% 5/15/21	3,697,000	5,612,508
8.125% 8/15/21	3,746,000	5,708,552
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $355,162,027)		399,953,859
Cash Equivalents - 1.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.25%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (Cost $5,165,000)	$ 5,165,036	$ 5,165,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $360,327,027)		405,118,859
NET OTHER ASSETS (LIABILITIES) - 0.6%		2,301,389
NET ASSETS - 100%		$ 407,420,248
Legend
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,165,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 402,118
Bank of America NA	603,579
Barclays Capital, Inc.	1,207,159
Goldman, Sachs & Co.	201,193
Merrill Lynch Government Securities, Inc.	362,148
Mizuho Securities USA, Inc.	1,609,545
Morgan Stanley & Co., Inc.	779,258
$ 5,165,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $5,165,000) - See accompanying schedule: Unaffiliated issuers (cost $360,327,027)		$ 405,118,859
Cash		21
Receivable for investments sold		9,529,605
Receivable for fund shares sold		2,204,557
Interest receivable		2,568,815
Total assets		419,421,857

Liabilities
Payable for investments purchased	$ 10,334,702
Payable for fund shares redeemed	1,575,761
Distributions payable	40,532
Accrued management fee	30,552
Other affiliated payables	20,062
Total liabilities		12,001,609

Net Assets		$ 407,420,248
Net Assets consist of:
Paid in capital		$ 364,104,424
Distributions in excess of net investment income		(31,327)
Accumulated undistributed net realized gain (loss) on investments		(1,444,681)
Net unrealized appreciation (depreciation) on investments		44,791,832
Net Assets		$ 407,420,248

Investor Class: Net Asset Value, offering price and redemption price per share ($270,317,580 ÷ 22,806,144 shares)		$ 11.85

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($137,102,668 ÷ 11,566,675 shares)		$ 11.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Interest		$ 6,300,779

Expenses
Management fee	$ 153,333
Transfer agent fees	100,356
Independent trustees' compensation	508
Miscellaneous	534
Total expenses before reductions	254,731
Expense reductions	(2)	254,729
Net investment income		6,046,050
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		377,435
Change in net unrealized appreciation (depreciation) on investment securities		47,514,376
Net gain (loss)		47,891,811
Net increase (decrease) in net assets resulting from operations		$ 53,937,861

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,046,050	$ 8,539,199
Net realized gain (loss)	377,435	2,287,255
Change in net unrealized appreciation (depreciation)	47,514,376	(13,244,416)
Net increase (decrease) in net assets resulting from operations	53,937,861	(2,417,962)
Distributions to shareholders from net investment income	(6,005,682)	(8,574,430)
Distributions to shareholders from net realized gain	-	(2,402,671)
Total distributions	(6,005,682)	(10,977,101)
Share transactions - net increase (decrease)	81,590,265	51,827,717
Total increase (decrease) in net assets	129,522,444	38,432,654

Net Assets
Beginning of period	277,897,804	239,465,150
End of period (including distributions in excess of net investment income of $31,327 and distributions in excess of net investment income of $71,695, respectively)	$ 407,420,248	$ 277,897,804

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 H	2007	2006 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.91	$ 10.48	$ 9.94	$ 10.01	$ 10.00
Income from Investment Operations
Net investment income D	.209	.408	.428	.447	.455	.084
Net realized and unrealized gain (loss)	1.619	(.564)	.439	.565	(.067) E	.011
Total from investment operations	1.828	(.156)	.867	1.012	.388	.095
Distributions from net investment income	(.208)	(.409)	(.427)	(.452)	(.458)	(.085)
Distributions from net realized gain	-	(.115)	(.010)	(.020)	-	-
Total distributions	(.208)	(.524)	(.437)	(.472)	(.458)	(.085)
Net asset value, end of period	$ 11.85	$ 10.23	$ 10.91	$ 10.48	$ 9.94	$ 10.01
Total Return B, C	18.08%	(1.47)%	8.47%	10.56%	4.09%	.95%
Ratios to Average Net Assets G
Expenses before reductions	.20% A	.20%	.20%	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20% A
Net investment income	3.87% A	3.89%	3.96%	4.47%	4.70%	4.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 270,318	$ 175,804	$ 178,354	$ 55,139	$ 9,573	$ 1,737
Portfolio turnover rate	52% A	140%	91%	56%	86%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 H	2007	2006 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.91	$ 10.48	$ 9.94	$ 10.01	$ 10.00
Income from Investment Operations
Net investment income D	.214	.416	.429	.454	.463	.086
Net realized and unrealized gain (loss)	1.619	(.561)	.448	.568	(.066) E	.011
Total from investment operations	1.833	(.145)	.877	1.022	.397	.097
Distributions from net investment income	(.213)	(.420)	(.437)	(.462)	(.467)	(.087)
Distributions from net realized gain	-	(.115)	(.010)	(.020)	-	-
Total distributions	(.213)	(.535)	(.447)	(.482)	(.467)	(.087)
Net asset value, end of period	$ 11.85	$ 10.23	$ 10.91	$ 10.48	$ 9.94	$ 10.01
Total Return B, C	18.14%	(1.38)%	8.58%	10.67%	4.19%	.97%
Ratios to Average Net Assets G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10% A
Net investment income	3.97% A	3.99%	4.05%	4.57%	4.80%	4.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,103	$ 102,094	$ 61,111	$ 38,328	$ 8,746	$ 1,334
Portfolio turnover rate	52% A	140%	91%	56%	86%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund and Spartan Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Fixed-Income Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Spartan Short-Term Treasury Bond Index Fund	$ 725,454,414	$ 18,377,102	$ (1,974)	$ 18,375,128
Spartan Intermediate Treasury Bond Index Fund	1,674,452,538	128,916,174	(13,077)	128,903,097
Spartan Long-Term Treasury Bond Index Fund	361,130,737	43,988,633	(511)	43,988,122

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .10% each Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under the expense contract, FMR pays class-level expenses of each Fidelity Advantage Class and Investor Class so that the total expenses do not exceed .10% and .20% of the class' average net assets, respectively, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is each Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .10% and.06% of average net assets for each Fund's Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, each Investor Class pays transfer agent fees at an annual rate of .10%, and each Fidelity Advantage Class pays no transfer agent fees. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Short-Term Treasury Bond Index Fund	$ 1,119
Spartan Intermediate Treasury Bond Index Fund	2,969
Spartan Long-Term Treasury Bond Index Fund	534

During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to:

Spartan Intermediate Treasury Bond Index Fund	$ 5,787

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian , credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Spartan Short-Term Treasury Bond Index Fund	$ 4
Spartan Intermediate Treasury Bond Index Fund	7
Spartan Long-Term Treasury Bond Index Fund	2

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2010	Year ended February 28, 2010
Spartan Short-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 1,767,143	$ 3,186,322
Fidelity Advantage Class	3,255,366	5,525,553
Total	$ 5,022,509	$ 8,711,875
From net realized gain
Investor Class	$ 200,871	$ 4,727,882
Fidelity Advantage Class	332,077	7,661,888
Total	$ 532,948	$ 12,389,770
Spartan Intermediate Treasury Bond Index Fund
From net investment income
Investor Class	$ 19,952,931	$ 35,576,281
Fidelity Advantage Class	3,862,274	11,052,338
Total	$ 23,815,205	$ 46,628,619
From net realized gain
Investor Class	$ 4,653,464	$ 41,549,522
Fidelity Advantage Class	792,835	12,319,081
Total	$ 5,446,299	$ 53,868,603
Spartan Long-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 3,896,658	$ 6,448,131
Fidelity Advantage Class	2,109,024	2,126,299
Total	$ 6,005,682	$ 8,574,430
From net realized gain
Investor Class	$ -	$ 1,853,814
Fidelity Advantage Class	-	548,857
Total	$ -	$ 2,402,671

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2010	Year ended February 28, 2010	Six months ended August 31, 2010	Year ended February 28, 2010
Spartan Short-Term Treasury Bond Index Fund
Investor Class
Shares sold	11,090,210	15,488,267	$ 116,417,887	$ 162,702,648
Reinvestment of distributions	176,198	719,508	1,850,696	7,545,154
Shares redeemed	(6,289,113)	(17,655,137)	(65,989,562)	(185,639,523)
Net increase (decrease)	4,977,295	(1,447,362)	$ 52,279,021	$ (15,391,721)
Fidelity Advantage Class
Shares sold	23,050,976	22,983,462	$ 241,999,886	$ 241,580,952
Reinvestment of distributions	302,042	1,111,564	3,174,141	11,655,884
Shares redeemed	(9,555,868)	(24,000,104)	(100,185,564)	(251,976,984)
Net increase (decrease)	13,797,150	94,922	$ 144,988,463	$ 1,259,852
Spartan Intermediate Treasury Bond Index Fund
Investor Class
Shares sold	33,006,828	48,416,536	$ 354,174,565	$ 516,556,963
Reinvestment of distributions	2,288,546	7,181,951	24,408,649	76,631,881
Shares redeemed	(23,502,860)	(37,052,127)	(253,589,749)	(395,041,076)
Net increase (decrease)	11,792,514	18,546,360	$ 124,993,465	$ 198,147,768
Fidelity Advantage Class
Shares sold	15,185,318	17,990,137	$ 164,460,250	$ 192,179,704
Reinvestment of distributions	392,869	2,024,647	4,201,978	21,761,582
Shares redeemed	(6,908,695)	(43,628,454)	(73,626,567)	(468,242,631)
Net increase (decrease)	8,669,492	(23,613,670)	$ 95,035,661	$ (254,301,345)
Spartan Long-Term Treasury Bond Index Fund
Investor Class
Shares sold	13,479,747	12,453,011	$ 148,558,585	$ 131,337,890
Reinvestment of distributions	349,406	767,305	3,793,221	8,115,049
Shares redeemed	(8,201,143)	(12,388,406)	(88,908,334)	(130,918,916)
Net increase (decrease)	5,628,010	831,910	$ 63,443,472	$ 8,534,023
Fidelity Advantage Class
Shares sold	6,258,624	12,397,680	$ 68,490,524	$ 128,650,295
Reinvestment of distributions	184,536	235,708	2,002,087	2,482,831
Shares redeemed	(4,851,989)	(8,258,537)	(52,345,818)	(87,839,432)
Net increase (decrease)	1,591,171	4,374,851	$ 18,146,793	$ 43,293,694

Semiannual Report

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

LBX-USAN-1010
1.821050.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 26, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 26, 2010